Employees - Summary of Charge to Operating Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Gross service cost	€ (186)	€ (228)	€ (223)
Employee contributions	12	13	17
Special termination benefits	(11)	(15)	(37)
Past service cost including (losses)/gains on curtailments	0	18	20
Settlements	1	1	7
Defined contribution plans	(212)	(190)	(203)
Post-employment benefit expense in profit or loss	(352)	(411)	(428)
Operating cost
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	(396)	(401)	(419)
Finance income/(cost)
Disclosure of defined benefit plans [line items]
Post-employment benefit expense in profit or loss	€ 44	€ (10)	€ (9)